FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
Annual Report
Annual Report
September 30, 1996
September 30, 1995
Printed on recycled paper
6i

FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
George A. Vanderheiden, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox
Phyllis Burke Davis
Richard J. Flynn
Edward C. Johnson 3d
E. Bradley Jones
Donald J. Kirk
Edward H. Malone
Marvin L. Mann
Gerald C. McDonough
Thomas R. Williams
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTION AGENT
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
State Street Bank and Trust Company
Boston, MA
 DES-ANN-1196
 20964
6i
CONTENTS



FUND TALK                            A-3    The manager's review of the funds' performance,
                                            strategy and outlook.

PERFORMANCE                          A-6    How the funds have done over time.

INVESTMENT CHANGES                   A-8    A summary of major shifts in the funds'
                                            investments
                                            over the past six months.

DESTINY I

 INVESTMENTS                         A-9    A complete list of the fund's investments
                                            with their market values.

 FINANCIAL STATEMENTS                A-14   Statements of assets and liabilities, operations,
                                            and
                                            changes in net assets, as well as financial
                                            highlights.

DESTINY II

 INVESTMENTS                         A-1    A complete list of the fund's investments
                                     8      with their market values.

 FINANCIAL STATEMENTS                A-23   Statements of assets and liabilities, operations,
                                            and
                                            changes in net assets, as well as financial
                                            highlights.

NOTES                                A-27   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS    A-3    The auditors' opinion.
                                     0

DISTRIBUTIONS                        A-3
                                     1




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND
ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The U.S. stock market rebounded from a brief mid-summer downturn, posting strong gains for the year ended September 30, 1996. The Standard &
Poor's 500 Index returned 20.33% during the period
- above its long-term average of about 12%. The stock market spent much of the past year breaking price and trading volume records as strong corporate earnings reports, large cash inflows into mutual funds and widespread optimism propelled share prices higher. Further, the period was peppered with several high-profile merger announcements, especially in the media, telecommunications and technology sectors.
In March, better-than-expected employment figures spooked the bond market, pushing long-term interest rates over 7%. While continued confusion over the direction of interest rates created a volatile backdrop in the summer months, stocks rallied late in the period when the Federal Reserve Board left short-term interest rates unchanged and it appeared inflation would not be an issue for the remainder of 1996.
Smaller-company stocks posted strong gains at the beginning of 1996, but trended downward in the spring and summer because they tend to be more affected by the higher borrowing costs brought on by higher rates. When interest rate fears subsided toward the end of the period, these stocks again posted strong price gains. The broad market posted more consistent gains in late summer, while larger-company stocks took the lead in the spring and climbed to new highs in September.

An Interview with
George A.
Vanderheiden,
Portfolio Manager of
Fidelity Destiny
Portfolios
Q. HOW DID THE FUNDS PERFORM, GEORGE?
A. Over the past year, Destiny I and II returned 16.04% and 15.43%, respectively. The growth funds average tracked by Lipper Analytical Services, Inc., returned 15.89%, and the Standard & Poor's 500 Index returned 20.33%.
Q. WHAT MADE THE FUNDS KEEP PACE WITH THEIR PEERS, BUT TRAIL THE INDEX?
A. I am disappointed that the Destiny Funds didn't do better during the past year. The problem wasn't so much with the stock selection, but with the portion of the funds invested in bonds. Over the past year the S&P 500 was up 20.33%, while the total return on long-term Treasury bonds was 2.4%. The Treasury bonds were purchased as a hedge against the slowing corporate earnings pattern that I saw occurring. In the past, the bond market has outperformed the stock market when corporate earnings have slowed. Instead, the economy strengthened in the first half of the year, inflation expectations went up and bond prices went down.
Q. WHAT IS YOUR THINKING ON BONDS NOW?
A. I believe earnings will probably be down next year. And since the stock market is already selling at historically high valuations, I think bonds offer good value in a slowing economy. Current long bond yields of 6.8% are over three times the current level of stock market dividend yields of 2.1%. Looking at stock market history, the only other time I have found this ratio to be higher in recent times was prior to the October 1987 drop in stock prices, when the bond yield was 9% and the stock dividend yield was 2.7%.
Q. IF YOU CONSIDER STOCK MARKET VALUATIONS HIGH, WHAT STRATEGIES ARE YOU USING TO MINIMIZE RISK IN YOUR EQUITY SELECTIONS?
A. I am pursuing two strategies - growth at a reasonable price and vulture investing. I have always felt the most prudent way to buy growth stocks is to get as much total return, meaning stock appreciation plus dividend yield, for as small a price as possible. A common way to determine the value of a growth stock is to look at its price-to-earnings ratio, or how many times earnings the market thinks that stock is worth. To give an example, both Philip Morris and Coca-Cola are growth stocks that have grown their earnings-per-share at an 18% growth rate over the past 10 years. But I bought Philip Morris and not Coca-Cola during the period because I thought Philip Morris was a growth stock at a reasonable price, while I didn't think Coca-Cola was reasonably priced. Let me explain by pointing out what the market was paying for each stock's total return at the end of the period covered by this report. Coke was at about $51 and the consensus estimate for its earnings-per-share was $1.40 for 1996, thereby producing a price-to-earnings ratio of 36 times. Philip Morris was at approximately $90 with a consensus earnings-per-share estimate of $7.70 for 1996, thereby producing a price-to-earnings ratio of 12 times. Litigation concerns were obviously dragging down Philip Morris' ratio, but litigation worries have been around for 15 years and this was the biggest gap between Philip Morris' price-to-earnings ratio and Coke's. This is why I invested in Philip Morris and not Coca-Cola.
Q. WHAT DO YOU MEAN BY VULTURE INVESTING?
A. Occasionally bad things happen to good stocks. Quality growth stocks may stumble temporarily due to new product introductions, too much inventory or manufacturing problems that cause a disappointment in quarterly earnings. If these are truly temporary occurrences, then these are wonderful opportunities to buy a stock when its price is down. In January 1996, Intel stock had dropped to $50 from $75 months before as concerns developed over their receivables with Packard Bell. At that time, I took advantage of the concerns and added significantly to the position. Nine months later the stock had doubled, and I sold some shares to take advantage of the situation. Buying a stock with good long-term fundamentals after it has suffered a big decline not only mitigates risk but enhances the ultimate upside gain. The only drawback is that often you must be patient.
Q. WHAT HAVE BEEN THE SUCCESSES OVER THE PAST YEAR?
A. Among the successes, the big sector weighting in financial stocks helped, particularly the holdings in Fannie Mae - the Federal National Mortgage Association - Freddie Mac - the Federal Home Loan Mortgage Corporation - and Allstate. Also, certain stocks within the technology sector contributed strong returns, including Compaq Computer, Intel and IBM. Finally, the energy sector was a good contributor with such stocks as Royal Dutch, British Petroleum, Louisiana Land, and Tosco providing strong performance.
Q. AND THE DISAPPOINTMENTS?
A. My biggest disappointment was that, during the period, I didn't have a heavier representation in quality blue chips such as General Electric and Microsoft, and not investing in other blue chips that performed well over the period, such as Coca-Cola, Merck and Johnson & Johnson. I was put off by the valuations of these stocks being at the upper end of the historical range, but to my surprise they went to even higher valuations. Other disappointments were owning the regional Bell operating companies, or Baby Bells, which underperformed the market due to deregulation concerns. Finally, most foreign markets underperformed the U.S. market over the past year and some investments there, including Vodafone, underperformed.
Q. WHAT'S YOUR OUTLOOK?
A. The bull market that started in October 1990 is moving into its seventh year and penetrated the 6000 level in October. My feeling is to be cautious short-term and optimistic long-term. I don't know if the next 1000 points will be up or down, but I do feel that the next 5000 points will be up. My caution near-term is due to the slowing earnings environment, the high levels of optimism and bullishness, and the post-presidential election year that historically has been a difficult period for stocks. Factors that feed my longer-term optimism are the benign inflation environment, the growing spread of capitalism throughout the world, and the aging of the baby boomers, which has positive implications for savings and the financial markets. In spite of being cautious near-term, I continue to aggressively use all the resources of Fidelity to identify and select the best ideas for the Destiny Funds.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital growth
START DATE: Destiny I: July 10, 1970; Destiny
II: December 30, 1985
SIZE: As of September 30, 1996, Destiny I:
more than $4.5 billion; Destiny II: more than $2.5 billion
MANAGER: George Vanderheiden, Destiny I
since 1980, Destiny II since 1985; joined
Fidelity in 1971
(checkmark)
GEORGE VANDERHEIDEN ON THE FUND'S
TECHNOLOGY INVESTMENTS:
"By late June, the funds' investments in technology totaled a little over 8% of the combined portfolios, historically a low weighting for the funds. However, the sharp correction in July, together with signs of improvement in the industry, led me to raise technology investments to over 12% by September 30.
"Two groups of technology stocks were
attractive to me. First, I purchased
semiconductor stocks - such as Micron
Technology, Texas Instruments and National
Semiconductor - because most of them had suffered almost a 50% decline in price over the past year. Furthermore, it appeared that fundamentals, or business prospects, would be improving for the industry. The stocks had seen sharp price drops previously because orders had turned down for the industry.
Customers had over-inventoried
semiconductors in 1995 and spent some time liquidating these inventories. By this summer, the inventory phase was running itself out, and it appeared that orders would start increasing in the fall. Consequently, by late summer the stocks started up.
"The second group I purchased was the
semiconductor capital equipment stocks.
These stocks declined by 60% to 70% from their peaks a year ago to their lows this summer. These companies - such as Applied
Materials, Teradyne and Novellus Systems - make the equipment that enables semiconductor manufacturers to make the chips. The semiconductor industry brought on too much capacity in 1995 and early 1996 and, consequently, began to cut back on orders for equipment. It appears this order decline will last into 1997, but the capital equipment stocks should anticipate the upturn by nine to 12 months, as they did the downturn, and turn up sooner."
FIDELITY DESTINY PORTFOLIOS: DESTINY I

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960930 19961011 155209 S00000000000001
             Destiny I                   SP Standard & Poor 500
             00006                       SP001
  1986/09/30      10000.00                    10000.00
  1986/10/31      10487.80                    10577.00
  1986/11/30      10656.01                    10834.02
  1986/12/31      10454.16                    10557.75
  1987/01/31      11841.88                    11979.88
  1987/02/28      12632.46                    12453.09
  1987/03/31      12775.44                    12812.98
  1987/04/30      12767.03                    12698.95
  1987/05/31      12859.55                    12809.43
  1987/06/30      13397.81                    13456.30
  1987/07/31      14205.21                    14138.54
  1987/08/31      14959.30                    14665.91
  1987/09/30      14605.24                    14344.72
  1987/10/31      10897.38                    11254.87
  1987/11/30       9963.03                    10327.47
  1987/12/31      11070.61                    11113.39
  1988/01/31      11473.95                    11581.26
  1988/02/29      12280.63                    12120.95
  1988/03/31      11994.05                    11746.41
  1988/04/30      12259.40                    11876.80
  1988/05/31      12312.47                    11980.13
  1988/06/30      13204.07                    12530.01
  1988/07/31      13076.69                    12482.40
  1988/08/31      12516.83                    12058.00
  1988/09/30      13007.90                    12571.67
  1988/10/31      13182.50                    12921.16
  1988/11/30      12876.95                    12736.39
  1988/12/31      13226.70                    12959.27
  1989/01/31      14347.42                    13907.89
  1989/02/28      14025.63                    13561.59
  1989/03/31      14347.42                    13877.57
  1989/04/30      15002.10                    14597.82
  1989/05/31      15923.09                    15189.03
  1989/06/30      15568.01                    15102.45
  1989/07/31      16611.05                    16466.20
  1989/08/31      17060.73                    16788.94
  1989/09/30      17199.72                    16720.11
  1989/10/31      16620.61                    16332.20
  1989/11/30      16701.68                    16665.38
  1989/12/31      16604.94                    17065.35
  1990/01/31      15611.58                    15920.26
  1990/02/28      15942.70                    16125.63
  1990/03/31      16286.08                    16552.96
  1990/04/30      15758.75                    16139.14
  1990/05/31      17500.18                    17712.70
  1990/06/30      17463.39                    17592.26
  1990/07/31      16972.84                    17535.96
  1990/08/31      15234.78                    15950.71
  1990/09/30      14208.00                    15173.91
  1990/10/31      14105.33                    15108.66
  1990/11/30      15311.79                    16084.68
  1990/12/31      16081.87                    16533.45
  1991/01/31      17814.55                    17254.30
  1991/02/28      19046.68                    18487.99
  1991/03/31      19495.90                    18935.40
  1991/04/30      19739.76                    18980.84
  1991/05/31      20920.55                    19800.81
  1991/06/30      19547.24                    18893.94
  1991/07/31      20843.54                    19774.39
  1991/08/31      21550.70                    20243.05
  1991/09/30      21187.26                    19904.99
  1991/10/31      21093.03                    20171.71
  1991/11/30      19800.80                    19358.79
  1991/12/31      22341.09                    21573.44
  1992/01/31      22582.54                    21172.17
  1992/02/29      23406.30                    21447.41
  1992/03/31      22880.80                    21029.19
  1992/04/30      23704.56                    21647.45
  1992/05/31      23903.40                    21753.52
  1992/06/30      23491.52                    21429.39
  1992/07/31      24443.11                    22305.85
  1992/08/31      23795.08                    21848.58
  1992/09/30      24034.79                    22106.40
  1992/10/31      23890.96                    22183.77
  1992/11/30      25041.56                    22940.24
  1992/12/31      25726.28                    23222.40
  1993/01/31      26520.72                    23417.47
  1993/02/28      26605.23                    23735.95
  1993/03/31      27923.66                    24236.77
  1993/04/30      28092.69                    23650.24
  1993/05/31      28887.13                    24284.07
  1993/06/30      29106.87                    24354.50
  1993/07/31      29478.74                    24257.08
  1993/08/31      30494.29                    25176.42
  1993/09/30      30494.29                    24982.56
  1993/10/31      31615.67                    25499.70
  1993/11/30      31416.72                    25257.45
  1993/12/31      32522.91                    25563.07
  1994/01/31      34593.08                    26432.21
  1994/02/28      34070.70                    25715.90
  1994/03/31      32464.87                    24594.69
  1994/04/30      33432.24                    24909.50
  1994/05/31      33683.76                    25318.02
  1994/06/30      32735.74                    24697.72
  1994/07/31      33819.19                    25507.81
  1994/08/31      35347.63                    26553.63
  1994/09/30      34244.83                    25903.07
  1994/10/31      34999.38                    26485.88
  1994/11/30      33799.84                    25521.27
  1994/12/31      33963.46                    25899.75
  1995/01/31      34288.92                    26571.33
  1995/02/28      35451.25                    27606.81
  1995/03/31      36450.86                    28421.49
  1995/04/30      37822.42                    29258.50
  1995/05/31      39589.17                    30427.97
  1995/06/30      40937.48                    31134.81
  1995/07/31      42402.02                    32167.24
  1995/08/31      42773.97                    32247.98
  1995/09/30      43657.35                    33608.84
  1995/10/31      44006.05                    33488.86
  1995/11/30      45261.37                    34959.02
  1995/12/31      46513.04                    35632.33
  1996/01/31      47381.75                    36845.26
  1996/02/29      47208.01                    37186.81
  1996/03/31      47083.91                    37544.92
  1996/04/30      47977.43                    38098.33
  1996/05/31      49019.88                    39080.89
  1996/06/30      49367.36                    39229.79
  1996/07/31      47853.33                    37496.61
  1996/08/31      48250.45                    38287.42
  1996/09/30      50658.01                    40442.23
IMATRL PRASUN   SHR__CHT 19960930 19961011 155212 R00000000000123

Destiny I
                   S&P 500
$50,658
$40,442
$
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny I Fund on September 30, 1986. As the chart shows, by September 30, 1996, the value of the investment would have grown to $50,658 - a 406.58% increase on the initial investment. For comparison look at how a $10,000 investment in the S&P 500 (with dividends reinvested) did over the same period. It would have grown to $40,442 - a 304.42% increase. CUMULATIVE TOTAL RETURNS
PERIOD ENDED SEPTEMBER 30, 1996    PAST 1   PAST 5    PAST 10
                                   YEAR     YEARS     YEARS

Destiny I Fund                     16.04%   139.10%   406.58%

S&P 500(registered trademark)      20.33%   103.18%   304.42%

AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENDED SEPTEMBER 30, 1996    PAST 1    PAST 5   PAST 10
                                   YEAR      YEARS    YEARS

Destiny I Fund                     16.04%    19.05%   17.62%

$50/month 15-Year Plan             -44.54%   14.75%   16.08%

The charts above show Destiny I Fund's total returns which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Fidelity Systematic Investment Plans (the Plans); the figures provided for a "$50/month 15 year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustration assumes an initial investment at the beginning of each period shown. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, an unmanaged index of common stock prices, include reinvestment of dividends. The S&P 500 figure for one year is published by S&P. The S&P 500 is a registered trademark of Standard & Poor's Corporation.
All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares.
The Destiny Funds seek capital growth primarily from equity securities. FIDELITY DESTINY PORTFOLIOS: DESTINY II

PERFORMANCE: THE BOTTOM LINE


$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19960930 19961011 155614 S00000000000001
             Destiny II                  SP Standard & Poor 500
             00306                       SP001
  1986/09/30      10000.00                    10000.00
  1986/10/31      10602.17                    10577.00
  1986/11/30      10811.91                    10834.02
  1986/12/31      10778.08                    10557.75
  1987/01/31      12090.66                    11979.88
  1987/02/28      13369.42                    12453.09
  1987/03/31      13497.97                    12812.98
  1987/04/30      13518.27                    12698.95
  1987/05/31      13612.99                    12809.43
  1987/06/30      14194.86                    13456.30
  1987/07/31      15020.30                    14138.54
  1987/08/31      15792.45                    14665.91
  1987/09/30      15350.90                    14344.72
  1987/10/31      11207.78                    11254.87
  1987/11/30      10287.90                    10327.47
  1987/12/31      11538.90                    11113.39
  1988/01/31      11880.34                    11581.26
  1988/02/29      12927.92                    12120.95
  1988/03/31      12850.32                    11746.41
  1988/04/30      13183.99                    11876.80
  1988/05/31      13052.08                    11980.13
  1988/06/30      14161.73                    12530.01
  1988/07/31      14084.14                    12482.40
  1988/08/31      13587.51                    12058.00
  1988/09/30      14138.46                    12571.67
  1988/10/31      14169.49                    12921.16
  1988/11/30      13727.18                    12736.39
  1988/12/31      14172.01                    12959.27
  1989/01/31      15357.68                    13907.89
  1989/02/28      15053.25                    13561.59
  1989/03/31      15245.52                    13877.57
  1989/04/30      16126.77                    14597.82
  1989/05/31      17144.21                    15189.03
  1989/06/30      16535.35                    15102.45
  1989/07/31      17528.75                    16466.20
  1989/08/31      18088.84                    16788.94
  1989/09/30      18190.47                    16720.11
  1989/10/31      17597.67                    16332.20
  1989/11/30      17767.04                    16665.38
  1989/12/31      17915.37                    17065.35
  1990/01/31      16750.29                    15920.26
  1990/02/28      17063.96                    16125.63
  1990/03/31      17485.19                    16552.96
  1990/04/30      16947.46                    16139.14
  1990/05/31      18883.28                    17712.70
  1990/06/30      18919.13                    17592.26
  1990/07/31      18246.97                    17535.96
  1990/08/31      16272.70                    15950.71
  1990/09/30      15058.19                    15173.91
  1990/10/31      14948.61                    15108.66
  1990/11/30      16482.73                    16084.68
  1990/12/31      17463.46                    16533.45
  1991/01/31      19424.30                    17254.30
  1991/02/28      20943.26                    18487.99
  1991/03/31      21606.08                    18935.40
  1991/04/30      22029.55                    18980.84
  1991/05/31      23281.54                    19800.81
  1991/06/30      21633.70                    18893.94
  1991/07/31      23152.66                    19774.39
  1991/08/31      24062.43                    20243.05
  1991/09/30      23651.53                    19904.99
  1991/10/31      23551.32                    20171.71
  1991/11/30      22028.00                    19358.79
  1991/12/31      24697.57                    21573.44
  1992/01/31      25173.34                    21172.17
  1992/02/29      26230.60                    21447.41
  1992/03/31      25427.08                    21029.19
  1992/04/30      26283.46                    21647.45
  1992/05/31      26685.22                    21753.52
  1992/06/30      26093.15                    21429.39
  1992/07/31      27139.84                    22305.85
  1992/08/31      26352.45                    21848.58
  1992/09/30      26433.78                    22106.40
  1992/10/31      26422.16                    22183.77
  1992/11/30      27746.76                    22940.24
  1992/12/31      28521.61                    23222.40
  1993/01/31      29506.37                    23417.47
  1993/02/28      29579.32                    23735.95
  1993/03/31      30819.38                    24236.77
  1993/04/30      30819.38                    23650.24
  1993/05/31      31889.25                    24284.07
  1993/06/30      32168.87                    24354.50
  1993/07/31      32472.81                    24257.08
  1993/08/31      33665.31                    25176.42
  1993/09/30      33753.87                    24982.56
  1993/10/31      35019.01                    25499.70
  1993/11/30      34879.84                    25257.45
  1993/12/31      36167.16                    25563.07
  1994/01/31      38445.09                    26432.21
  1994/02/28      37978.85                    25715.90
  1994/03/31      36127.20                    24594.69
  1994/04/30      37206.22                    24909.50
  1994/05/31      37472.64                    25318.02
  1994/06/30      36366.98                    24697.72
  1994/07/31      37552.57                    25507.81
  1994/08/31      39271.01                    26553.63
  1994/09/30      38032.13                    25903.07
  1994/10/31      38858.05                    26485.88
  1994/11/30      37619.18                    25521.27
  1994/12/31      37786.64                    25899.75
  1995/01/31      38182.47                    26571.33
  1995/02/28      39430.86                    27606.81
  1995/03/31      40496.56                    28421.49
  1995/04/30      41973.32                    29258.50
  1995/05/31      43861.13                    30427.97
  1995/06/30      45337.88                    31134.81
  1995/07/31      46890.76                    32167.24
  1995/08/31      47301.81                    32247.98
  1995/09/30      48291.39                    33608.84
  1995/10/31      48687.22                    33488.86
  1995/11/30      50011.73                    34959.02
  1995/12/31      51374.86                    35632.33
  1996/01/31      52335.14                    36845.26
  1996/02/29      52111.08                    37186.81
  1996/03/31      51935.03                    37544.92
  1996/04/30      52895.30                    38098.33
  1996/05/31      53999.62                    39080.89
  1996/06/30      54351.73                    39229.79
  1996/07/31      52767.27                    37496.61
  1996/08/31      53199.39                    38287.42
  1996/09/30      55744.13                    40442.23
IMATRL PRASUN   SHR__CHT 19960930 19961011 155617 R00000000000123

Destiny II
                   S&P 500
$55,744
$40,442
$
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny II Fund on September 30, 1986. As the chart shows, by September 30, 1996, the value of your investment would have grown to $55,744 - a 457.44% increase on your initial investment. For comparison look at how a $10,000 investment in the S&P 500 (with dividends reinvested) did over the same period. It would have grown to $40,442 - a 304.42% increase. CUMULATIVE TOTAL RETURNS
PERIOD ENDED SEPTEMBER 30, 1996    PAST 1   PAST 5    PAST 10
                                   YEAR     YEARS     YEARS

Destiny II Fund                    15.43%   135.69%   457.44%

S&P 500(registered trademark)      20.33%   103.18%   304.42%

AVERAGE ANNUAL TOTAL RETURNS
PERIOD ENDED SEPTEMBER 30, 1996    PAST 1    PAST 5   PAST 10
                                   YEAR      YEARS    YEARS

Destiny II Fund                    15.43%    18.70%   18.75%

$50/month 15-Year Plan             -44.82%   14.42%   17.19%

The charts above show Destiny II Fund's total returns which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Fidelity Systematic Investment Plans (the Plans); the figures provided for a "$50/month 15 year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustration assumes an initial investment at the beginning of each period shown. Because the illustrations assume lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, an unmanaged index of common stock prices, include reinvestment of dividends. The S&P 500 figure for one year is published by S&P. The S&P 500 is a registered trademark of Standard & Poor's Corporation.
All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares.
The Destiny Funds seek capital growth primarily from equity securities. INVESTMENT CHANGES


TOP TEN EQUITY HOLDINGS - DESTINY I
AS OF SEPTEMBER 30, 1996                 AS OF MARCH 31, 1996

Federal National Mortgage Association    Federal National Mortgage Association

Philip Morris Companies, Inc.            Philip Morris Companies, Inc.

Compaq Computer Corp.                    General Motors Corp.

General Motors Corp.                     Fleet Financial Group, Inc.

Fleet Financial Group, Inc.              Compaq Computer Corp.

Royal Dutch Petroleum Co. ADR            Royal Dutch Petroleum Co. ADR

Columbia/HCA Healthcare Corp.            Vodafone Group PLC sponsored ADR

International Business Machines Corp.    Federal Home Loan Mortgage Corporation

Federal Home Loan Mortgage Corporation   Columbia/HCA Healthcare Corp.

du Pont (E.I.) de Nemours & Co.          du Pont (E.I.) de Nemours & Co.

TOP TEN EQUITY HOLDINGS - DESTINY II
AS OF SEPTEMBER 30, 1996                 AS OF MARCH 31, 1996

Federal National Mortgage Association    Federal National Mortgage Association

Philip Morris Companies, Inc.            Philip Morris Companies, Inc.

Compaq Computer Corp.                    General Motors Corp.

General Motors Corp.                     Fleet Financial Group, Inc.

Fleet Financial Group, Inc.              Compaq Computer Corp.

Royal Dutch Petroleum Co. ADR            Royal Dutch Petroleum Co. ADR

Columbia/HCA Healthcare Corp.            Vodafone Group PLC sponsored ADR

International Business Machines Corp.    Federal Home Loan Mortgage Corporation

Federal Home Loan Mortgage Corporation   Columbia/HCA Healthcare Corp.

du Pont (E.I.) de Nemours & Co.          du Pont (E.I.) de Nemours & Co.

TOP FIVE MARKET SECTORS - DESTINY I
AS OF SEPTEMBER 30, 1996            AS OF MARCH 31, 1996

Finance                     17.9%   Finance                 17.4%

Technology                  13.0%   Technology              9.7%

Energy                      7.7%    Durables                8.5%

Nondurables                 7.3%    Energy                  7.8%

Durables                    7.0%    Nondurables             7.5%

TOP FIVE MARKET SECTORS - DESTINY II
AS OF SEPTEMBER 30, 1996            AS OF MARCH 31, 1996

Finance                     16.5%   Finance                 16.6%

Technology                  12.3%   Technology              9.1%

Energy                      7.4%    Durables                8.4%

Nondurables                 7.1%    Energy                  7.5%

Durables                    6.7%    Nondurables             7.4%

FIDELITY DESTINY PORTFOLIOS: DESTINY I

INVESTMENTS/SEPTEMBER 30, 1996
(Showing Percentage of Total Value of Investment in Securities)


COMMON STOCKS - 80.6%
  VALUE
 SHARES (NOTE 1)
AEROSPACE & DEFENSE - 0.6%
AEROSPACE & DEFENSE - 0.1%
Boeing Co.   48,600 $ 4,592,700
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   402,100  22,366,813
TOTAL AEROSPACE & DEFENSE   26,959,513
BASIC INDUSTRIES - 5.5%
CHEMICALS & PLASTICS - 3.1%
Air Products & Chemicals, Inc.   108,300  6,308,475
du Pont (E.I.) de Nemours & Co.   1,077,700  95,107,025
Raychem Corp.   283,800  21,285,000
Rohm & Haas Co.   17,300  1,133,150
Union Carbide Corp.   430,700  19,650,688
  143,484,338
METALS & MINING - 0.4%
Broken Hill Proprietary Co. Ltd. (The)  128,056  1,641,869
Reynolds Metals Co.   320,500  16,385,563
  18,027,432
PACKAGING & CONTAINERS - 0.7%
Owens-Illinois, Inc. (a)  1,587,400  27,779,500
Tupperware Corp.   99,100  4,855,900
  32,635,400
PAPER & FOREST PRODUCTS - 1.3%
Boise Cascade Corp.   269,100  9,149,400
Champion International Corp.   433,800  19,900,575
Georgia-Pacific Corp.   36,500  2,888,063
International Paper Co.   378,300  16,077,750
Temple-Inland, Inc.   109,700  5,786,675
Willamette Industries, Inc.   50,600  3,314,300
  57,116,763
TOTAL BASIC INDUSTRIES   251,263,933
CONSTRUCTION & REAL ESTATE - 0.7%
BUILDING MATERIALS - 0.1%
Tecumseh Products Co. Class A  76,700  4,160,975
CONSTRUCTION - 0.3%
Centex Corp.   219,000  7,144,875
DR Horton, Inc. (a)  228,980  2,232,555
Kaufman & Broad Home Corp.   329,000  4,277,000
Ryland Group, Inc.   4,900  72,888
U.S. Home Corp. (a)  34,300  703,150
  14,430,468
ENGINEERING - 0.3%
Fluor Corp.   195,500  12,023,250
TOTAL CONSTRUCTION & REAL ESTATE   30,614,693

  VALUE
 SHARES (NOTE 1)
DURABLES - 7.0%
AUTOS, TIRES, & ACCESSORIES - 6.4%
Chrysler Corp.   87,400 $ 2,501,825
Cross-Continent Auto Retailers, Inc.   10,900  250,700
Cummins Engine Co., Inc.   278,000  10,946,250
Dana Corp.   306,100  9,259,525
Discount Auto Parts, Inc. (a)   89,800  2,289,900
Federal-Mogul Corp.   334,100  7,057,863
General Motors Corp.   3,474,107  166,757,136
Goodyear Tire & Rubber Co.   102,700  4,737,038
Honda Motor Co. Ltd.   430,000  10,811,296
Magna International, Inc. Class A  888,700  42,805,331
Scania AB:
 Class A  136,300  3,688,504
 Class B  124,600  3,381,275
Superior Industries International, Inc.   458,300  11,056,488
Volvo AB Class B  718,600  15,438,037
  290,981,168
CONSUMER DURABLES - 0.0%
Swedish Match Co.   578,800  1,745,213
CONSUMER ELECTRONICS - 0.4%
Newell Co.   200,900  6,027,000
Whirlpool Corp.   202,700  10,261,688
  16,288,688
HOME FURNISHINGS - 0.0%
Haverty Furniture Companies, Inc.   61,500  661,125
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)  840,400  8,298,950
TOTAL DURABLES   317,975,144
ENERGY - 7.7%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   443,700  9,650,475
OIL & GAS - 7.5%
Amerada Hess Corp.   208,500  11,024,438
Anadarko Petroleum Corp.   29,600  1,653,900
Apache Corp.   30,000  892,500
Atlantic Richfield Co.   393,300  50,145,750
British Petroleum PLC ADR  425,578  53,197,250
Burlington Resources, Inc.   462,300  20,514,563
Canada Occidental Petroleum Ltd.   492,600  7,939,036
Elf Aquitaine SA sponsored ADR  107,764  4,243,208
Kerr-McGee Corp.   108,700  6,617,113
Louisiana Land & Exploration Co.   463,300  24,381,163
Noble Affiliates, Inc.   55,600  2,349,100
Occidental Petroleum Corp.   337,600  7,891,400
Royal Dutch Petroleum Co. ADR  717,200  111,972,850
Santa Fe Energy Resources, Inc. (a) 316,600 4,511,550 Seagull Energy Corp. (a) 45,900 900,788
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Sun Co., Inc.   296,800 $ 6,826,400
Tosco Corp.   274,600  15,068,675
Total SA:
 Class B  38,956  3,067,134
 sponsored ADR  119,936  4,692,496
Ultramar Corp.   48,600  1,470,150
Union Pacific Resources Group, Inc.   83,800  2,346,400
  341,705,864
TOTAL ENERGY   351,356,339
FINANCE - 17.9%
BANKS - 3.5%
Canadian Imperial Bank of Commerce  47,000  1,704,762
Fleet Financial Group, Inc.   3,296,330  146,686,685
NationsBank Corp.   84,500  7,340,938
State Street Boston Corp.   98,000  5,622,750
  161,355,135
CREDIT & OTHER FINANCE - 0.1%
Associates First Capital Corp.   15,100  619,100
Transamerica Corp.   36,100  2,522,488
  3,141,588
FEDERAL SPONSORED CREDIT - 9.6%
Federal Home Loan Mortgage Corporation 1,091,000 106,781,625 Federal National Mortgage Association 9,283,600 323,765,550 Student Loan Marketing Association 95,800 7,149,075
  437,696,250
INSURANCE - 4.1%
AFLAC, Inc.   179,900  6,386,450
Allmerica Financial Corp.   233,300  7,582,250
Allstate Corp.   1,248,690  61,497,983
American International Group, Inc.   454,600  45,800,950
CIGNA Corp.   21,600  2,589,300
Equitable of Iowa Companies   28,100  1,166,150
General Re Corp.   205,400  29,115,450
Loews Corp.   37,000  2,862,875
MGIC Investment Corp.   96,200  6,481,475
Providian Corp.   325,200  13,983,600
Torchmark Corp.   224,700  10,308,113
Travelers/Aetna Property Casualty Corp.
 Class A  33,700  926,750
  188,701,346
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   264,750  15,454,781
SECURITIES INDUSTRY - 0.3%
United Asset Management Corp.   475,800  11,240,775
TOTAL FINANCE   817,589,875

  VALUE
 SHARES (NOTE 1)
HEALTH - 3.4%
DRUGS & PHARMACEUTICALS - 0.7%
Pharmacia & Upjohn, Inc.   249,900 $ 10,308,375
Sandoz AG   7,000  8,403,683
Schering-Plough Corp.   217,300  13,363,950
  32,076,008
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Baxter International, Inc.   74,600  3,487,550
Biomet, Inc. (a)  409,800  6,710,475
  10,198,025
MEDICAL FACILITIES MANAGEMENT - 2.5%
Columbia/HCA Healthcare Corp.   1,930,825  109,815,672
Humana, Inc.  (a)  229,700  4,651,425
  114,467,097
TOTAL HEALTH   156,741,130
HOLDING COMPANIES - 0.3%
U.S. Industries, Inc. (a)  504,200  13,235,250
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
ELECTRICAL EQUIPMENT - 0.8%
Emerson Electric Co.   44,900  4,046,613
General Electric Co.   187,700  17,080,700
Omron Corp.   3,000  56,301
Scientific-Atlanta, Inc.   362,900  5,761,038
Sensormatic Electronics Corp.   212,900  3,805,588
Westinghouse Electric Corp.   326,900  6,088,513
  36,838,753
INDUSTRIAL MACHINERY & EQUIPMENT - 0.8%
Caterpillar, Inc.   425,800  32,094,675
Deere & Co.   82,800  3,477,600
Dover Corp.   29,600  1,413,400
Kennametal, Inc.   5,600  192,500
PRI Automation, Inc. (a)  11,100  363,525
  37,541,700
POLLUTION CONTROL - 0.4%
Browning-Ferris Industries, Inc.   616,700  15,417,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   89,797,953
MEDIA & LEISURE - 2.2%
BROADCASTING - 0.0%
Home Shopping Network, Inc. (a)  133,400  1,384,025
ENTERTAINMENT - 0.4%
Cedar Fair LP (depositary unit)  17,800  656,375
Royal Caribbean Cruises Ltd.   632,400  16,837,650
  17,494,025
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 1.0%
Brunswick Corp.   162,700 $ 3,904,800
Fleetwood Enterprises, Inc.   674,207  20,731,865
Nintendo Co. Ltd. Ord.   280,600  18,015,445
Outboard Marine Corp.   184,500  2,836,688
  45,488,798
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. (a) 664,600 23,510,225 Mirage Resorts, Inc. (a) 45,800 1,173,625
  24,683,850
PUBLISHING - 0.0%
Times Mirror Co. Class A  20,200  898,900
RESTAURANTS - 0.2%
Bertucci's, Inc.(a)   122,800  567,950
Brinker International, Inc. (a)  210,700  3,581,900
Darden Restaurants, Inc.   222,300  1,917,338
McDonald's Corp.   89,100  4,221,113
  10,288,301
TOTAL MEDIA & LEISURE   100,237,899
NONDURABLES - 7.3%
FOODS - 0.1%
General Mills, Inc.   67,200  4,057,200
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   106,100  2,002,638
TOBACCO - 7.2%
Philip Morris Companies, Inc.   3,171,700  284,660,075
RJR Nabisco Holdings Corp.   1,375,098  35,752,548
UST, Inc.   253,500  7,509,938
  327,922,561
TOTAL NONDURABLES   333,982,399
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   79,100  1,977,573
Santa Fe Pacific Gold Corp.   319,875  3,998,438
  5,976,011
RETAIL & WHOLESALE - 6.7%
APPAREL STORES - 0.4%
Melville Corp.   71,000  3,132,875
TJX Companies, Inc.   406,225  14,573,322
  17,706,197
GENERAL MERCHANDISE STORES - 2.6%
Dillard Department Stores, Inc. Class A 118,500 3,821,625 Federated Department Stores, Inc. (a) 1,254,973 42,041,596 Price/Costco, Inc. (a) 40,600 832,300

  VALUE
 SHARES (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Wal-Mart Stores, Inc.  2,586,400 $ 68,216,300
Woolworth Corp. (a)  155,400  3,205,125
  118,116,946
RETAIL & WHOLESALE, MISCELLANEOUS - 3.7%
Best Buy Co., Inc. (a)  143,100  3,255,525
Circuit City Stores, Inc.   1,618,100  58,453,863
Good Guys, Inc. (a)  204,100  1,632,800
Home Depot, Inc. (The)  831,100  47,268,813
Lowe's Companies, Inc.   331,700  13,558,238
Officemax, Inc. (a)  558,150  7,814,100
Office Depot, Inc. (a)  256,700  6,064,538
Rex Stores Corp. (a)  148,900  1,637,900
Tandy Corp.   267,400  10,796,275
Toys "R" Us, Inc.  (a)  620,900  18,083,713
  168,565,765
TOTAL RETAIL & WHOLESALE   304,388,908
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   33,300  1,573,425
SERVICES - 0.0%
Zebra Technologies Corp. Class A (a)  16,600  425,375
TOTAL SERVICES   1,998,800
TECHNOLOGY - 13.0%
COMMUNICATIONS EQUIPMENT - 0.2%
Cisco Systems, Inc. (a)   116,900  7,255,106
COMPUTER SERVICES & SOFTWARE - 1.3%
America Online, Inc. (a)  210,200  7,488,375
Automatic Data Processing, Inc.   288,900  12,603,263
Electronic Data Systems Corp.   146,100  8,966,888
Metromail Corp. (a)  36,300  784,988
Microsoft Corp.  (a)  48,700  6,422,313
Oracle Systems Corp.(a)   238,900  10,168,181
Policy Management Systems Corp.  (a)  314,500  10,693,000
  57,127,008
COMPUTERS & OFFICE EQUIPMENT - 8.1%
Adaptec, Inc. (a)  53,300  3,198,000
Compaq Computer Corp. (a)  2,717,200  174,240,450
Digital Equipment Corp. (a)   44,700  1,598,025
Hewlett-Packard Co.   399,000  19,451,250
International Business Machines Corp.   858,300  106,858,350
Micron Electronics, Inc. (a)  48,800  1,006,500
SCI Systems, Inc. (a)  805,800  45,326,250
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Seagate Technology  (a)  221,200 $ 12,359,550
Tech Data Corp.  (a)  189,000  5,268,375
  369,306,750
ELECTRONIC INSTRUMENTS - 0.5%
Applied Materials, Inc.  (a)  283,400  7,828,925
Credence Systems Corp. (a)  59,200  932,400
Lam Research Corp.  (a)  117,500  3,128,438
Novellus System, Inc. (a)  133,900  5,707,488
Teradyne, Inc.  (a)  390,500  6,492,063
  24,089,314
ELECTRONICS - 2.9%
AMP, Inc.   140,000  5,425,000
Intel Corp.   247,000  23,573,063
Methode Electronics, Inc. Class A   1,552,700  28,919,038
Microchip Technology, Inc.  (a)  48,500  1,812,688
Micron Technology, Inc.   295,500  9,012,750
Molex, Inc.   115,668  3,903,795
National Semiconductor Corp.  (a)  112,500  2,264,063
S-3, Inc. (a)  40,600  801,850
Solectron Corp. (a)  751,300  36,813,700
Storage Technology Corp. (a)  119,200  4,514,700
Texas Instruments, Inc.   212,300  11,703,038
Xilinx, Inc. (a)  103,200  3,508,800
  132,252,485
TOTAL TECHNOLOGY   590,030,663
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 0.0%
Southwest Airlines Co.   66,300  1,516,613
RAILROADS - 1.1%
Bombardier, Inc. Class B  230,500  3,283,307
Burlington Northern Santa Fe Corp.   169,900  14,335,313
CSX Corp.   594,100  30,002,050
  47,620,670
SHIPPING - 0.1%
Overseas Shipholding Group, Inc.   33,300  549,450
Stolt-Nielsen SA  56,700  885,938
Stolt-Nielsen SA Class B sponsored ADR 169,300 2,645,313 Storli AS Class B (non-vtg.) 19,400 313,303
  4,394,004
TRUCKING & FREIGHT - 0.0%
Consolidated Freightways, Inc.   22,500  551,224
TOTAL TRANSPORTATION   54,082,511

  VALUE
 SHARES (NOTE 1)
UTILITIES - 5.0%
CELLULAR - 2.4%
AirTouch Communications, Inc.  (a)  670,800 $ 18,530,850
360 Degrees Communications Co.   26,000  611,000
Vodafone Group PLC sponsored ADR  2,565,300  87,540,863
  106,682,713
ELECTRIC UTILITY - 0.0%
American Electric Power Co., Inc.   800  32,500
Duke Power Co.   13,100  610,788
FPL Group, Inc.   13,100  566,575
Wisconsin Energy Corp.   13,100  353,700
  1,563,563
TELEPHONE SERVICES - 2.6%
Ameritech Corp.   362,000  19,050,250
Bell Atlantic Corp.   276,100  16,531,488
BellSouth Corp.   590,200  21,837,400
MCI Communications Corp.   175,600  4,499,750
NYNEX Corp.   526,200  22,889,700
SBC Communications, Inc.   683,800  32,907,875
  117,716,463
TOTAL UTILITIES   225,962,739
TOTAL COMMON STOCKS
 (Cost $2,521,831,280)   3,672,193,760
U.S. TREASURY OBLIGATIONS - 15.8%
  PRINCIPAL
   AMOUNT
8 1/8%, 8/15/19  $ 570,000,000 637,419,600
stripped principal:
 0%,  8/15/19   100,000,000  19,593,000
 0%,  8/15/20   342,000,000  62,110,620
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $712,440,822)   719,123,220
REPURCHASE AGREEMENTS - 3.6%
 MATURITY VALUE
  AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.72%, dated
 9/30/96 due 10/1/96  $162,495,815  $ 162,470,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,396,742,102)  $ 4,553,786,980
LEGEND
(a) Non-income producing
INCOME TAX INFORMATION
At September 30, 1996, the aggregate cost of investment securities for income tax purposes was $3,397,020,683. Net unrealized appreciation aggregated $1,156,766,297, of which $1,213,171,448 related to appreciated investment securities and $56,405,151 related to depreciated investment securities.
The fund hereby designates approximately $13,703,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY DESTINY PORTFOLIOS: DESTINY I

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 SEPTEMBER 30, 1996


ASSETS


Investment in securities, at value (including repurchase agreements of $162,470,000) (cost      $ 4,553,786,980

$3,396,742,102) - See accompanying schedule


Cash                                                                                                                  741


Receivable for investments sold                                                                                       829,280


Receivable for fund shares sold                                                                                       148,583


Dividends receivable                                                                                                  10,020,511


Interest receivable                                                                                                   5,751,600


Other receivables                                                                                                     610,289


 TOTAL ASSETS                                                                                                         4,571,147,984


LIABILITIES


Payable for investments purchased                                                                      $ 1,371,880


Payable for fund shares redeemed                                                                        1,967,686


Accrued management fee                                                                                  2,081,134


Other payables and accrued expenses                                                                     245,474


 TOTAL LIABILITIES                                                                                                    5,666,174


NET ASSETS                                                                                                       $ 4,565,481,810


Net Assets consist of:


Paid in capital                                                                                               $ 2,949,697,264


Undistributed net investment income                                                                                   75,121,685


Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                   383,657,248


Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign                       1,157,005,613

currencies


NET ASSETS, for 223,722,236 shares outstanding                                                                  $ 4,565,481,810


NET ASSET VALUE, offering price and redemption price                                                                  $20.41

per share ($4,565,481,810 (divided by) 223,722,236 shares)



STATEMENT OF OPERATIONS



 YEAR ENDED SEPTEMBER 30, 1996

INVESTMENT INCOME                                                                                                   $ 74,831,726
Dividends (including $72,240 received from affiliated issuers)

Interest                                                                                                            56,953,048

 TOTAL INCOME                                                                                                        131,784,774

EXPENSES

Management fee                                                                                       $ 20,626,260
Basic fee

 Performance adjustment                                                                               6,251,818

Transfer agent fees                                                                                   213,333

Accounting fees and expenses                                                                          798,587

Non-interested trustees' compensation                                                                 12,205

Custodian fees and expenses                                                                           123,839

Registration fees                                                                                     41,019

Audit                                                                                                86,868

Legal                                                                                                40,009

Miscellaneous                                                                                        21,714

 Total expenses before reductions                                                                     28,215,652

 Expense reductions                                                                                  (179,589)      28,036,063

NET INVESTMENT INCOME                                                                                               103,748,711

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of $3,017,294
on sales of investments in affiliated                                                                 423,327,736
issuers)

 Foreign currency transactions                                                                        (38,869)       423,288,867

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                                                112,032,703

 Assets and liabilities in foreign currencies                                                         (4,361)        112,028,342

NET GAIN (LOSS)                                                                                                      535,317,209

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                     $ 639,065,920


STATEMENT OF CHANGES IN NET ASSETS


                                                                                                 YEAR ENDED        YEAR ENDED

                                                                                                 SEPTEMBER 30,     SEPTEMBER 30,

                                                                                                 1996              1995


INCREASE (DECREASE) IN NET ASSETS


Operations                                                                                       $ 103,748,711     $ 83,108,891

Net investment income


 Net realized gain (loss)                                                                         423,288,867       163,214,586


 Change in net unrealized appreciation (depreciation)                                             112,028,342       634,757,107


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  639,065,920       881,080,584


Distributions to shareholders                                                                     (92,599,379)      (62,951,723)

From net investment income


 From net realized gain                                                                           (174,422,963)     (468,451,357)


 TOTAL DISTRIBUTIONS                                                                              (267,022,342)     (531,403,080)


Share transactions                                                                                140,978,880       137,291,888

Net proceeds from sales of shares


 Reinvestment of distributions                                                                    251,037,967       502,563,938


 Cost of shares redeemed                                                                          (251,968,059)     (209,384,277)


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                          140,048,788       430,471,549


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         512,092,366       780,149,053


NET ASSETS


 Beginning of period                                                                              4,053,389,444     3,273,240,391


 End of period (including undistributed net investment income of $75,121,685 and $67,129,385,    $ 4,565,481,810   $ 4,053,389,444

respectively)


OTHER INFORMATION

Shares


 Sold                                                                                             7,327,796         8,281,603




 Issued in reinvestment of distributions                                                          13,702,946        35,292,414


 Redeemed                                                                                         (13,089,630)      (12,689,491)


 Net increase (decrease)                                                                          7,941,112         30,884,526



FINANCIAL HIGHLIGHTS

      YEARS ENDED SEPTEMBER 30,                   THREE        YEARS ENDED JUNE 30,
                                                  MONTHS
                                                  ENDED
                                                  SEPTEMBER
                                                  30,

      1996                        1995   1994 D   1993         1993                   1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 18.78   $ 17.70   $ 16.86   $ 17.22    $ 16.54   $ 15.23

Income from Investment Operations

 Net investment income                                   .45       .41       .30       .04        .26       .31

 Net realized and unrealized gain (loss)                 2.42      3.54      1.69      .75        3.16      2.55

 Total from investment operations                        2.87      3.95      1.99      .79        3.42      2.86



Less Distributions

 From net investment income                              (.43)     (.34)     (.11)     (.14)      (.30)     (.49)

 From net realized gain                                  (.81)     (2.53)    (1.04)    (1.01)     (2.44)    (1.06)

 Total distributions                                     (1.24)    (2.87)    (1.15)    (1.15)     (2.74)    (1.55)

Net asset value, end of period                          $ 20.41   $ 18.78   $ 17.70   $ 16.86    $ 17.22   $ 16.54

TOTAL RETURN B                                           16.04%    27.49%    12.30%    4.77%      23.90%    20.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $ 4,565   $ 4,053   $ 3,273   $ 2,973    $ 2,869   $ 2,373

Ratio of expenses to average net assets                  .65%      .68%      .70%      .65% A     .66%      .61%

Ratio of net investment income to average net assets     2.40%     2.35%     1.69%     1.11% A    1.83%     2.00%

Portfolio turnover rate                                  42%       55%       77%       82% A      75%       75%

Average commission rate C                               $ .0175


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
D EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FIDELITY DESTINY PORTFOLIOS: DESTINY II

INVESTMENTS/SEPTEMBER 30, 1996
(Showing Percentage of Total Value of Investment in Securities)


COMMON STOCKS - 76.9%
  VALUE
 SHARES (NOTE 1)
AEROSPACE & DEFENSE - 0.6%
AEROSPACE & DEFENSE - 0.1%
Boeing Co.   26,200 $ 2,475,900
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   214,700  11,942,688
TOTAL AEROSPACE & DEFENSE   14,418,588
BASIC INDUSTRIES - 5.4%
CHEMICALS & PLASTICS - 3.1%
Air Products & Chemicals, Inc.   57,700  3,361,025
du Pont (E.I.) de Nemours & Co.   586,300  51,740,975
Raychem Corp.   160,700  12,052,500
Rohm & Haas Co.   9,300  609,150
Union Carbide Corp.   233,100  10,635,188
  78,398,838
METALS & MINING - 0.4%
Broken Hill Proprietary Co. Ltd. (The)  69,278  888,247
Reynolds Metals Co.   173,400  8,865,075
  9,753,322
PACKAGING & CONTAINERS - 0.6%
Owens-Illinois, Inc. (a)  759,900  13,298,250
Tupperware Corp.   54,200  2,655,800
  15,954,050
PAPER & FOREST PRODUCTS - 1.3%
Boise Cascade Corp.   146,100  4,967,400
Champion International Corp.   231,300  10,610,888
Georgia-Pacific Corp.   19,700  1,558,763
International Paper Co.   201,800  8,576,500
Temple-Inland, Inc.   58,500  3,085,875
Willamette Industries, Inc.   43,700  2,862,350
  31,661,776
TOTAL BASIC INDUSTRIES   135,767,986
CONSTRUCTION & REAL ESTATE - 0.6%
BUILDING MATERIALS - 0.1%
Tecumseh Products Co. Class A  39,900  2,164,575
CONSTRUCTION - 0.3%
Centex Corp.   116,900  3,813,863
DR Horton, Inc. (a)  124,336  1,212,276
Kaufman & Broad Home Corp.   175,200  2,277,600
Ryland Group, Inc.   2,400  35,700
U.S. Home Corp. (a)  18,300  375,150
  7,714,589
ENGINEERING - 0.2%
Fluor Corp.   103,300  6,352,950
TOTAL CONSTRUCTION & REAL ESTATE   16,232,114

  VALUE
 SHARES (NOTE 1)
DURABLES - 6.7%
AUTOS, TIRES, & ACCESSORIES - 6.1%
Chrysler Corp.   47,300 $ 1,353,963
Cross-Continent Auto Retailers, Inc.   6,100  140,300
Cummins Engine Co., Inc.   147,300  5,799,938
Dana Corp.   165,500  5,006,375
Discount Auto Parts, Inc. (a)  48,900  1,246,950
Federal-Mogul Corp.   178,400  3,768,700
General Motors Corp.   1,854,321  89,007,408
Goodyear Tire & Rubber Co.   54,300  2,504,588
Honda Motor Co. Ltd.   235,000  5,908,499
Magna International, Inc. Class A  467,200  22,503,264
Modine Manufacturing Co.   2,300  60,375
Scania AB:
 Class A  73,300  1,983,620
 Class B  67,000  1,818,182
Superior Industries International, Inc.   233,000  5,621,125
Volvo AB Class B  389,800  8,374,265
  155,097,552
CONSUMER DURABLES - 0.0%
Swedish Match Co.   308,900  931,404
CONSUMER ELECTRONICS - 0.4%
Newell Co.   108,900  3,267,000
Whirlpool Corp.   100,400  5,082,750
  8,349,750
HOME FURNISHINGS - 0.0%
Haverty Furniture Companies, Inc.   31,100  334,325
TEXTILES & APPAREL - 0.2%
Burlington Industries, Inc. (a)   399,400  3,944,075
TOTAL DURABLES   168,657,106
ENERGY - 7.4%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   233,100  5,069,925
OIL & GAS - 7.2%
Amerada Hess Corp.   116,500  6,159,938
Anadarko Petroleum Corp.   15,800  882,825
Apache Corp.   16,200  481,950
Atlantic Richfield Co.   211,200  26,928,000
British Petroleum PLC ADR  216,472  27,059,000
Burlington Resources, Inc.   232,900  10,334,938
Canada Occidental Petroleum Ltd.   260,600  4,199,985
Elf Aquitaine SA sponsored ADR  57,344  2,257,920
Kerr-McGee Corp.   63,300  3,853,388
Louisiana Land & Exploration Co.   209,900  11,045,988
Noble Affiliates, Inc.   30,000  1,267,500
Occidental Petroleum Corp.   180,000  4,207,500
Royal Dutch Petroleum Co. ADR  406,000  63,386,750
Santa Fe Energy Resources, Inc. (a)  153,500  2,187,375
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Seagull Energy Corp. (a)  24,200 $ 474,925
Sun Co., Inc.   159,700  3,673,100
Tosco Corp.   146,100  8,017,238
Total SA:
 Class B  20,756  1,634,188
 sponsored  ADR  63,904  2,500,244
Ultramar Corp.   26,100  789,525
Union Pacific Resources Group, Inc.   42,300  1,184,400
  182,526,677
TOTAL ENERGY   187,596,602
FINANCE - 16.5%
BANKS - 3.3%
Canadian Imperial Bank of Commerce  25,200  914,042
Fleet Financial Group, Inc.   1,709,316  76,064,562
NationsBank Corp.   46,800  4,065,750
State Street Boston Corp.   53,000  3,040,875
  84,085,229
CREDIT & OTHER FINANCE - 0.1%
Associates First Capital Corp.   8,200  336,200
Transamerica Corp.   20,000  1,397,500
  1,733,700
FEDERAL SPONSORED CREDIT - 8.7%
Federal Home Loan Mortgage Corporation 590,000 57,746,250 Federal National Mortgage Association 4,575,600 159,574,050 Student Loan Marketing Association 51,800 3,865,575
  221,185,875
INSURANCE - 4.0%
AFLAC, Inc.   95,850  3,402,675
Allmerica Financial Corp.   119,100  3,870,750
Allstate Corp.   673,145  33,152,391
American International Group, Inc.   245,850  24,769,388
CIGNA Corp.   10,900  1,306,638
Equitable of Iowa Companies   14,800  614,200
General Re Corp.   107,200  15,195,600
Loews Corp.   20,300  1,570,713
MGIC Investment Corp.   52,300  3,523,713
Providian Corp.   170,500  7,331,500
Torchmark Corp.   120,000  5,505,000
Travelers/Aetna Property Casualty Corp.
 Class A  17,900  492,250
  100,734,818
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   132,400  7,728,850

  VALUE
 SHARES (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.1%
United Asset Management Corp.   149,800 $ 3,539,025
TOTAL FINANCE   419,007,497
HEALTH - 3.4%
DRUGS & PHARMACEUTICALS - 0.7%
Pharmacia & Upjohn, Inc.   135,300  5,581,125
Sandoz AG   3,800  4,561,999
Schering-Plough Corp.   118,000  7,257,000
  17,400,124
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Baxter International, Inc.   40,000  1,870,000
Biomet, Inc. (a)  221,700  3,630,316
  5,500,316
MEDICAL FACILITIES MANAGEMENT - 2.5%
Columbia/HCA Healthcare Corp.   1,046,440  59,516,275
Humana, Inc. (a)  127,400  2,579,850
  62,096,125
TOTAL HEALTH   84,996,565
HOLDING COMPANIES - 0.3%
U.S. Industries, Inc. (a)  246,700  6,475,875
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.   22,400  2,018,800
General Electric Co.   90,700  8,253,700
Scientific-Atlanta, Inc.   191,800  3,044,825
Sensormatic Electronics Corp.   112,600  2,012,725
Westinghouse Electric Corp.   177,600  3,307,800
  18,637,850
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Caterpillar, Inc.   224,800  16,944,300
Deere & Co.   44,600  1,873,200
Dover Corp.   15,700  749,675
Harnischfeger Industries, Inc.   3  113
Kaydon Corp.   49,000  2,107,000
Kennametal, Inc.   3,200  110,000
PRI Automation, Inc. (a)  6,000  196,500
  21,980,788
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   329,900  8,247,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   48,866,138
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
MEDIA & LEISURE - 2.2%
BROADCASTING - 0.2%
Home Shopping Network, Inc. (a)  74,200 $ 769,825
Telemundo Group, Inc. Class A (a)  100,000  3,425,000
  4,194,825
ENTERTAINMENT - 0.4%
Cedar Fair LP (depositary unit)  9,300  342,938
Royal Caribbean Cruises Ltd.   331,900  8,836,838
  9,179,776
LEISURE DURABLES & TOYS - 0.9%
Brunswick Corp.   87,000  2,088,000
Fleetwood Enterprises, Inc.   335,141  10,305,586
Nintendo Co. Ltd. Ord.   152,200  9,771,742
Outboard Marine Corp.   93,200  1,432,950
  23,598,278
LODGING & GAMING - 0.5%
Circus Circus Enterprises, Inc. (a)  342,700  12,123,013
Mirage Resorts, Inc. (a)  24,800  635,500
  12,758,513
PUBLISHING - 0.0%
Times Mirror Co. Class A  10,500  467,250
RESTAURANTS - 0.2%
Bertucci's, Inc. (a)  51,600  238,650
Brinker International, Inc. (a)  103,000  1,751,000
Darden Restaurants, Inc.   112,200  967,725
McDonald's Corp.   46,700  2,212,413
  5,169,788
TOTAL MEDIA & LEISURE   55,368,430
NONDURABLES - 7.1%
FOODS - 0.1%
General Mills, Inc.   36,100  2,179,538
HOUSEHOLD PRODUCTS - 0.1%
Premark International, Inc.   57,100  1,077,763
TOBACCO - 6.9%
Philip Morris Companies, Inc.   1,702,900  152,835,275
RJR Nabisco Holdings Corp.   721,354  18,755,204
UST, Inc.   139,000  4,117,875
  175,708,354
TOTAL NONDURABLES   178,965,655
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   42,100  1,052,539
Santa Fe Pacific Gold Corp.   168,147  2,101,838
  3,154,377

  VALUE
 SHARES (NOTE 1)
RETAIL & WHOLESALE - 6.4%
APPAREL STORES - 0.4%
Melville Corp.   38,100 $ 1,681,163
TJX Companies, Inc.   216,800  7,777,700
  9,458,863
GENERAL MERCHANDISE STORES - 2.5%
Dillard Department Stores, Inc. Class A  64,200  2,070,450
Federated Department Stores, Inc. (a)  648,700  21,731,450
Price/Costco, Inc. (a)  22,000  451,000
Wal-Mart Stores, Inc.   1,383,700  36,495,088
Woolworth Corp. (a)  83,000  1,711,875
  62,459,863
GROCERY STORES - 0.0%
Food Lion, Inc. Class B  120,000  1,065,000
RETAIL & WHOLESALE, MISCELLANEOUS - 3.5%
Best Buy Co., Inc. (a)  79,500  1,808,625
Circuit City Stores, Inc.   839,100  30,312,488
Good Guys, Inc. (a)  88,200  705,600
Home Depot, Inc. (The)  445,400  25,332,125
Lowe's Companies, Inc.   179,700  7,345,238
Officemax, Inc. (a)  301,200  4,216,800
Office Depot, Inc. (a)  138,800  3,279,150
Rex Stores Corp. (a)  63,500  698,500
Tandy Corp.   143,700  5,801,888
Toys "R" Us, Inc. (a)  335,800  9,780,175
  89,280,589
TOTAL RETAIL & WHOLESALE   162,264,315
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   17,400  822,150
SERVICES - 0.0%
Zebra Technologies Corp. Class A (a)  9,200  235,750
TOTAL SERVICES   1,057,900
TECHNOLOGY - 12.3%
COMMUNICATIONS EQUIPMENT - 0.2%
Cisco Systems, Inc. (a)  64,200  3,984,413
COMPUTER SERVICES & SOFTWARE - 1.2%
America Online, Inc. (a)  114,900  4,093,313
Automatic Data Processing, Inc.   153,900  6,713,888
Electronic Data Systems Corp.   79,600  4,885,450
Metromail Corp. (a)  19,600  423,850
Microsoft Corp. (a)  25,700  3,389,188
Oracle Systems Corp. (a)  127,450  5,424,591
Policy Management Systems Corp. (a)  168,500  5,729,000
  30,659,280
COMMON STOCKS - CONTINUED
  VALUE
 SHARES (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 8.1%
Adaptec, Inc.  (a)  29,400 $ 1,764,000
Compaq Computer Corp.  (a)  1,534,600  98,406,225
Digital Equipment Corp. (a)  24,200  865,150
Hewlett-Packard Co.   212,700  10,369,125
International Business Machines Corp.   465,100  57,904,950
Micron Electronics, Inc. (a)  27,100  558,938
SCI Systems, Inc. (a)  450,300  25,329,375
Seagate Technology  (a)  121,800  6,805,575
Tech Data Corp. (a)  102,300  2,851,613
  204,854,951
ELECTRONIC INSTRUMENTS - 0.5%
Applied Materials, Inc. (a)  156,100  4,312,263
Credence Systems Corp. (a)  32,600  513,450
Lam Research Corp. (a)  64,800  1,725,300
Novellus System, Inc. (a)  73,900  3,149,988
Teradyne, Inc. (a)  215,300  3,579,363
  13,280,364
ELECTRONICS - 2.3%
AMP, Inc.   77,100  2,987,625
Intel Corp.   139,400  13,303,988
Methode Electronics, Inc. Class A  134,150  2,498,544
Microchip Technology, Inc. (a)  26,800  1,001,650
Micron Technology, Inc.   163,900  4,998,950
Molex, Inc.   54,606  1,842,953
National Semiconductor Corp. (a)   61,800  1,243,725
S-3, Inc. (a)  22,400  442,400
Solectron Corp. (a)  406,498  19,918,402
Storage Technology Corp. (a)  65,500  2,480,813
Texas Instruments, Inc.   116,500  6,422,063
Xilinx, Inc. (a)  56,900  1,934,600
  59,075,713
TOTAL TECHNOLOGY   311,854,721
TRANSPORTATION - 1.3%
AIR TRANSPORTATION - 0.0%
Southwest Airlines Co.   35,400  809,775
RAILROADS - 1.2%
Bombardier, Inc. Class B  124,000  1,766,291
Burlington Northern Santa Fe Corp.   117,000  9,871,875
CSX Corp.   381,100  19,245,550
  30,883,716

  VALUE
 SHARES (NOTE 1)
TRANSPORTATION - CONTINUED
SHIPPING - 0.1%
Overseas Shipholding Group, Inc.   17,800 $ 293,700
Stolt-Nielsen SA  30,400  475,000
Stolt-Nielsen SA Class B sponsored ADR  91,600  1,431,250
Storli AS Class B (non-vtg.)  10,500  169,571
  2,369,521
TRUCKING & FREIGHT - 0.0%
Consolidated Freightways, Inc.   12,100  296,450
TOTAL TRANSPORTATION   34,359,462
UTILITIES - 4.7%
CELLULAR - 2.2%
AirTouch Communications, Inc. (a)   349,600  9,657,700
360 Degrees Communications Co.   14,400  338,400
Vodafone Group PLC sponsored ADR  1,343,200  45,836,700
  55,832,800
ELECTRIC UTILITY - 0.0%
American Electric Power Co., Inc.   400  16,250
Duke Power Co.   7,200  335,700
FPL Group, Inc.   7,200  311,400
Wisconsin Energy Corp.   7,200  194,400
  857,750
TELEPHONE SERVICES - 2.5%
Ameritech Corp.   193,100  10,161,888
Bell Atlantic Corp.   147,300  8,819,588
BellSouth Corp.   311,500  11,525,500
MCI Communications Corp.   97,600  2,501,000
NYNEX Corp.   284,700  12,384,450
SBC Communications, Inc.   363,400  17,488,625
  62,881,051
TOTAL UTILITIES   119,571,601
TOTAL COMMON STOCKS
 (Cost $1,418,570,301)   1,948,614,932
U.S. TREASURY OBLIGATIONS - 15.8%
  PRINCIPAL
   AMOUNT
8 1/8%, 8/15/19  $ 310,000,000 $ 346,666,800
6 1/4%, 8/15/23   8,500,000  7,680,515 stripped principal:
 0%, 8/15/19   70,000,000  13,715,099
 0%, 8/15/20   171,000,000  31,055,310
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $396,864,418)   399,117,724
REPURCHASE AGREEMENTS - 7.3%
 MATURITY VALUE
  AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.72%, dated
 9/30/96 due 10/1/96   184,676,338  184,647,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,000,081,719) $ 2,532,379,656
LEGEND
 Non-income producing
INCOME TAX INFORMATION
At September 30, 1996, the aggregate cost of investment securities for income tax purposes was $2,000,294,696. Net unrealized appreciation aggregated $532,084,960, of which $564,922,374 related to appreciated investment securities and $32,837,414 related to depreciated investment securities.
The fund hereby designates approximately $4,867,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY DESTINY PORTFOLIOS: DESTINY II

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 SEPTEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase agreements of $184,647,000) (cost                        $ 2,532,379,656
$2,000,081,719) - See accompanying schedule

Cash                                                                                                               579

Receivable for investments sold                                                                                    414,159

Receivable for fund shares sold                                                                                    451,510

Dividends receivable                                                                                               5,312,268

Interest receivable                                                                                                3,177,381

Other receivables                                                                                                  204,179

 TOTAL ASSETS                                                                                                      2,541,939,732

LIABILITIES

Payable for investments purchased                                                                   $ 1,155,435

Payable for fund shares redeemed                                                                     772,631

Accrued management fee                                                                               1,371,949

Other payables and accrued expenses                                                                  232,397

 TOTAL LIABILITIES                                                                                                 3,532,412

NET ASSETS                                                                                                        $ 2,538,407,320

Net Assets consist of:

Paid in capital                                                                                                   $ 1,801,880,298

Undistributed net investment income                                                                               41,533,520

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions               162,698,864

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign                    532,294,638
currencies

NET ASSETS, for 218,597,019 shares outstanding (see Note 3 of Notes to Financial Statements)                      $ 2,538,407,320

NET ASSET VALUE, offering price and redemption price per share ($2,538,407,320 (divided by) 218,597,019            $11.61
shares)


STATEMENT OF OPERATIONS

 YEAR ENDED SEPTEMBER 30, 1996

INVESTMENT INCOME                                                                 $ 38,611,086
Dividends

Interest                                                                           33,723,395

 TOTAL INCOME                                                                      72,334,481

EXPENSES

Management fee                                                     $ 13,932,414
Basic fee

 Performance adjustment                                             2,752,964

Transfer agent fees                                                 151,460

Accounting fees and expenses                                        793,367

Non-interested trustees' compensation                               6,830

Custodian fees and expenses                                         82,733

Registration fees                                                   101,317

Audit                                                               54,285

Legal                                                               19,423

Miscellaneous                                                       12,240

 Total expenses before reductions                                   17,907,033

 Expense reductions                                                 (99,684)       17,807,349

NET INVESTMENT INCOME                                                              54,527,132

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              177,737,255

 Foreign currency transactions                                      (19,381)       177,717,874

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              95,103,257

 Assets and liabilities in foreign currencies                       (1,976)        95,101,281

NET GAIN (LOSS)                                                                    272,819,155

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 327,346,287


STATEMENT OF CHANGES IN NET ASSETS


                                                                                                   YEAR ENDED        YEAR ENDED

                                                                                                   SEPTEMBER 30,     SEPTEMBER 30,

                                                                                                   1996              1995


INCREASE (DECREASE) IN NET ASSETS


Operations                                                                                         $ 54,527,132      $ 39,184,675

Net investment income


 Net realized gain (loss)                                                                           177,717,874       59,622,513


 Change in net unrealized appreciation (depreciation)                                               95,101,281        320,527,572


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    327,346,287       419,334,760


Distributions to shareholders                                                                       (43,813,086)      (25,869,943)

From net investment income


 From net realized gain                                                                             (61,463,441)      (153,114,736)


 TOTAL DISTRIBUTIONS                                                                                (105,276,527)     (178,984,679)


Share transactions                                                                                  291,742,259       261,682,843

Net proceeds from sales of shares


 Reinvestment of distributions                                                                      103,441,673       177,278,996


 Cost of shares redeemed                                                                            (110,608,517)     (84,723,915)


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                            284,575,415       354,237,924


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           506,645,175       594,588,005


NET ASSETS


 Beginning of period                                                                                2,031,762,145     1,437,174,140


 End of period (including undistributed net investment income of $41,533,520 and $32,076,535,  $ 2,538,407,320   $ 2,031,762,145

respectively)


OTHER INFORMATION

Shares (Adjusted for a 3-for-1 share split paid June 21, 1996 (see Note 3 of Notes to Financial

Statements).)


 Sold                                                                                               26,673,779        28,218,024




 Issued in reinvestment of distributions                                                            9,879,858         21,958,578


 Redeemed                                                                                           (10,109,951)      (9,047,361)


 Net increase (decrease)                                                                            26,443,686        41,129,241



FINANCIAL HIGHLIGHTS



(PER-SHARE DATA HAVE BEEN ADJUSTED FOR A 3-FOR-1 SHARE SPLIT PAID JUNE 21, 1996 (SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS).)

                                     YEARS ENDED SEPTEMBER 30,                       THREE        YEARS ENDED JUNE 30,
                                                                                     MONTHS
                                                                                ENDED
                                                                                 SEPTEMBER
                                                                                 30,

                                     1996                        1995      1994 D    1993         1993                   1992

SELECTED PER-SHARE DATA

Net asset value, beginning of period  $ 10.57                     $ 9.52    $ 8.89    $ 8.82       $ 8.23                 $ 7.83

Income from Investment Operations

 Net investment income                .24                         .22       .14       .01          .09                    .11

 Net realized and unrealized gain
(loss)                                1.34                        1.99      .96       .41          1.61                   1.36

 Total from investment operations     1.58                        2.21      1.10      .42          1.70                   1.47



Less Distributions

 From net investment income            (.22)                       (.17)     (.04)     (.05)        (.12)                  (.11)

 From net realized gain                (.32)                       (.99)     (.43)     (.30)        (.99)                  (.96)

 Total distributions                   (.54)                       (1.16)    (.47)     (.35)        (1.11)                 (1.07)

Net asset value, end of period        $ 11.61                     $ 10.57   $ 9.52    $ 8.89       $ 8.82                 $ 8.23

TOTAL RETURN B                         15.43%                      26.98%    12.67%    4.93%        23.28%                 20.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions) $ 2,538                   $ 2,032   $ 1,437   $ 1,143      $ 1,061                $ 479

Ratio of expenses to average net
assets                                 .78%                        .80%      .80%      .84% A       .84%                   .88%

Ratio of net investment income to
average net assets                     2.38%                       2.33%     1.56%     .69% A       1.41%                  1.60%

Portfolio turnover rate                37%                         52%       72%       80% A        81%                    113%

Average commission rate C             $ .0182


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
D EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
for the period ended September 30, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Shares of each fund are offered publicly through Fidelity Systematic Investment Plans: Destiny I and Destiny II (the Plans), a unit investment trust with two series. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as each fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. Each fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage each fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge each fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
FUTURES CONTRACTS AND OPTIONS. Each fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the funds' exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the funds' exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of each fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. CAPITAL STOCK.
On January 18, 1996, the Board of Trustees of Destiny II approved a three-for-one share split payable to shareholders of record on June 21, 1996. Share and per-share amounts in the accompanying financial statements, including the information contained in the "Financial Highlights," have been restated to reflect the aforementioned stock split.
4. PURCHASES AND SALES OF INVESTMENTS.
Destiny I: Purchases and sales of securities, other than short-term securities, aggregated $1,733,625,034 and $1,715,571,792, respectively, of which U.S. government and government agency obligations aggregated $336,224,501 and $0, respectively.
Destiny II: Purchases and sales of securities, other than short-term securities, aggregated $990,729,529 and $789,700,521, respectively, of which U.S. government and government agency obligations aggregated $212,223,868 and $0, respectively.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rates are .17% and .30% for Destiny I and Destiny II, respectively. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus)
 .24%) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annual rates of .62% and .73% of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively.
Fidelity Distributors Corporation, an affiliate of FMR and sponsor of the Plans, received $811,961 and $3,284,598 as its portion of the Creation and Sales Charges on sales of Destiny Plans I and Destiny Plans II, respectively, for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. Each fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $606,770 and $306,880, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers of each fund who paid a portion of each fund's expenses. For the period, the funds' expenses were reduced by $166,064 and $89,494 under this arrangement for Destiny I and Destiny II, respectively.
In addition, each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian and transfer agent fees were reduced by $6,370 and $7,155 for Destiny I and $4,474 and $5,716, for Destiny II under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows for Destiny I:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME


Methode Electronics, Inc. Class A  $ - $  458,957 $ 72,240 $ -
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II:
We have audited the accompanying statements of assets and liabilities of Fidelity Destiny Portfolios: Destiny I and Destiny II, including the schedules of portfolio investments, as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, for the three month period ended September 30, 1993, and for each of the two years in the period ended June 30, 1993. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny Portfolios: Destiny I and Destiny II as of September 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, for the three month period ended September 30,1993, and for each of the two years in the period ended June 30, 1993, in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.













Boston, Massachusetts
November 12, 1996



















DISTRIBUTIONS


Totals of 20% and 21% of the dividends distributed during the fiscal year were derived from interest on U.S. Government securities which are generally exempt from state income tax for Destiny I and Destiny II, respectively.
Totals of 43% and 45% of the dividends distributed during the fiscal year qualify for the dividends-received deductions for corporate shareholders for Destiny I and Destiny II, respectively.
The fund will notify shareholders in January 1997 of the percentages for use in preparing 1996 income tax returns.